Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Description of Business

Note 1 — Description of Business

Akerna Corp., herein referred to as we, us, our, the Company or Akerna was formed upon completion of the mergers between MTech Acquisition Corp. (“MTech”) and MJ Freeway, LLC (“MJF”) on June 17, 2019 as contemplated by the Merger Agreement dated October 10, 2018, as amended (the “Mergers”). Akerna provides software as a service (“SaaS”) solutions within the cannabis industry that enable regulatory compliance and inventory management through our wholly-owned subsidiaries MJF, Ample Organics, Inc., or Ample, Trellis Solutions, Inc., or Trellis, solo sciences, inc., or Solo and Viridian Sciences, Inc., or Viridian. Our proprietary suite of solutions are adaptable for industries in which interfacing with government regulatory agencies for compliance purposes is required, or where the tracking of organic materials from seed or plant to end products is desired. We also develop products intended to assist states in monitoring licensed businesses’ compliance with state regulations and to help state-licensed businesses operate in compliance with such law. We provide our commercial software platforms, MJ Platform®, Trellis®, Ample and Viridian to state-licensed businesses, and our regulatory software platform, Leaf Data Systems®, to state government regulatory agencies. Our solutions are considered non-enterprise offerings (“Non-Enterprise”) that meet the needs of our small and medium business (“SMB”) and government regulatory agency customers and our Viridian solutions are considered enterprise offerings (“Enterprise”).

We consult with clients on a wide range of areas to help them successfully maintain compliance with state laws and regulations. We provide project-focused consulting services to clients who are initiating or expanding their cannabis business operations or are interested in data consulting engagements with respect to the legal cannabis industry. Our advisory engagements include service offerings focused on compliance requirement assessments, readiness and best practices, compliance monitoring systems, application processes, inspection readiness, and business plan and compliance reviews. We typically provide our consulting services to clients in emerging markets that are seeking consultation on newly introduced licensing regimes and assistance with the regulatory compliant build-out of operations.

Strategic Shift in Business Strategy

During the fourth quarter of 2022, we committed to a number of significant actions described below that collectively represent a strategic shift in our business strategy for 2023 and beyond.

Exiting the Enterpris Software Business

The development of our Enterprise software business, which began with the acquisitions of Viridian and The NAV People Inc. d.b.a. 365 Cannabis (“365 Cannabis”) in 2021, did not achieve a sustainable scale in a timely manner consistent with our original plans. Accordingly, we committed to an effort to market this business unit and on January 11, 2023, we completed the sale of 365 Cannabis to 365 Holdco — LLC (the “Buyers”) pursuant to a stock purchase agreement (the “365 SPA”) for (i) cash in the amount of $0.5 million and the (ii) the termination and release of our obligation to the Buyers for contingent consideration in connection with our original acquisition of 365 Cannabis from the Buyers in 2021 (the “Earn-out Obligation”). In accordance with the 365 SPA, we and the Buyers agreed that the value of the Earn-out Obligation was $2.3 million for purposes of the sale of 365 Cannabis and was reflected as Contingent consideration payable on our condensed consolidated balance sheets as of December 31, 2022. In connection with the sale of 365 Cannabis, we terminated certain employees that were not requested to transfer with the business by the Buyers or whose positions were no longer necessary to support our reduced level of operations. We incurred and paid restructuring charges associated with this action for less that $0.1 million, primarily in the form of severance and related employee benefits, during the first quarter of 2023. The charges were included as a component of Cost of revenues in our condensed consolidated statements of operations.

While we explored similar sale options for Viridian, we were unable to commit to any definitive transaction. Accordingly, we informed Viridian’s customers that we do not plan to continue software and support services beyond the date of existing contracts, most of which expired during the first half of 2023. With the sale of 365 Cannabis and our commitment to wind down the operations of Viridian, we have effectively exited the Enterprise software business.

Accordingly, we have suspended efforts to seek any new revenue generating opportunities and will only service the existing customers of Viridian in connection with our contractual commitments. We have committed to winding down and terminating this business in advance of certain transactions in connection with our exit strategy (see below).

Disposal of Non-Core SMB Software Products and Brands

In addition to the our exit from the Enterprise software business, we initiated efforts to explore a sales process for the non-core components and brands of our SMB/Non-Enterprise business unit, including Trellis, a cultivation and compliance software platform, Solo, a seed-to-sale tagging and tracking software platform and Last Call Analytics (“LCA”), a retail analytics platform. On January 31, 2023, we completed the sale of LCA for cash in the amount of $0.1 million. While we pursued sale opportunities for Trellis and Solo, we were ultimately unable to commit to any definitive transactions. Accordingly, we have communicated with the remaining customers of those businesses that we will discontinue software service and support upon the expiration of existing contracts, most of which occurred during the first half of 2023. Similar to Viridian, as discussed above, we have suspended efforts to seek any new revenue generating opportunities and will only service the existing customers of Solo and Trellis in connection with our contractual commitments. We have committed to winding down and terminating these businesses in advance of certain transactions in connection with our exit strategy (see below).

Exit Strategy

With the completion of the sales of 365 Cannabis and LCA and the commitment to effectively discontinue and wind down the operations and service associated with Viridian, Solo and Trellis, our remaining core SMB and governmental business unit is comprised of MJF and Ample. Concurrent with the actions described above, we entered into letters of intent with two unrelated parties in the fourth quarter of 2022 to (i) explore the sale of our remaining core SMB and governmental business unit and (ii) realize the potential value of our publicly-held holding company through a merger or similar transaction. Collectively, pursuit of these transactions reflects our intention to fully exit the SaaS industry.

On January 27, 2023, we entered into a securities purchase agreement (“MJF-Ample SPA”) with POSaBIT Systems Corp (“POSaBIT”) to sell MJF and Ample for $4.0 million in cash. Subsequently, we received a superior offer from Alleaves Inc. (“Alleaves”), as described below, which was presented to POSaBIT for an opportunity to match or exceed Alleaves’ offer in accordance with the MJF-Ample SPA. POSaBIT ultimately declined to present a counter-offer and on April 5, 2023, we terminated the MJF-Ample SPA. As a result of the termination, Akerna paid POSaBIT a termination fee and reimbursement for expenses of $0.2 million in June 2023. These costs were included as Other expense, net in our condensed consolidated statements of operations.

On January 27, 2023, we entered into an agreement and plan of merger (the “Merger Agreement”) with Gryphon Digital Mining, Inc. (“Gryphon”) and Akerna Merger Co. (“Akerna Merger”). Upon the terms and subject to the satisfaction of the conditions provided in the Merger Agreement, including the approval of the transaction by Akerna’s and Gryphon’s stockholders, Akerna Merger will be merged with and into Gryphon (the “Merger”), with Gryphon surviving the Merger as a wholly-owned subsidiary of Akerna. Following the closing of the Merger, the former Gryphon and Akerna stockholders immediately before the Merger are expected to own approximately 92.5 percent and 7.5 percent, respectively, of the outstanding capital stock on a fully diluted basis. Upon completion of the Merger, Akerna will change its name to Gryphon Digital Mining, Inc. The closing of the Merger is subject to customary closing conditions including the required approval of the stockholders of Akerna and Gryphon, the approval of the Nasdaq Capital Market (the “Nasdaq Market”) of the continued listing of Gryphon after the closing of the Merger and the simultaneous closing of the sale of MJF and Ample (see below, the “Sale Transaction”), among others. We and Gryphon may terminate the Merger upon mutual consent and either party may terminate the Merger unilaterally under certain conditions. In the event either party terminates the Merger pursuant to certain conditions, we will be required to pay Gryphon a termination fee of $275,000 less any reimbursed expenses. The Merger is expected to be treated by Akerna as a reverse merger, or a change of control, whereby the stockholders of Gryphon will have majority ownership and control of Akerna after the transaction is complete.

On April 28, 2023, we entered into a securities purchase agreement (the “SPA”) with MJ Freeway Acquisition Co (“MJ Acquisition”), an affiliate of Alleaves. Upon the terms and subject to the satisfaction of the conditions described in the SPA, including approval of the transaction by Akerna’s stockholders, Akerna will sell MJF and Ample to MJ Acquisition for a purchase price of $5.0 million, consisting of $4.0 million in cash at closing and a loan by MJ Acquisition to Akerna in the principal amount of $1.0 million evidenced by a note and security documents (as described in detail below) with such note to be deemed paid in full upon closing. The purchase price is subject to adjustment at closing of the Sale Transaction attributable to variances from target working capital (as set forth in the SPA) and further adjustment post-closing upon delivery of a post-closing statement by MJ Acquisition within 75 days after the closing subject to a $0.5 million cap on any post-closing working capital adjustments. The closing of the Sale Transaction is subject to customary closing conditions as well as the required approval of the stockholders of Akerna and the closing of the Merger. The obligation of MJ Acquisition to close on the Sale Transaction is also subject to satisfaction of certain additional conditions regarding employee retention and contractual matters associated with MJF’s and Ample’s customers, among others. Under the SPA, Akerna and MJ Acquisition have agreed to provide limited indemnification to each other with respect to certain tax matters, in each case capped at a maximum amount of $0.5 million. We or MJ Acquisition may terminate the SPA upon mutual consent and either party may terminate the SPA unilaterally under certain conditions as described in the SPA. In the event that MJ Acquisition or Akerna terminates the SPA pursuant to certain of the sections set forth above, Akerna will be required to pay MJ Acquisition a termination fee of $290,000 and reimburse MJ Acquisition for its reasonable fees and expenses up to $60,000.

On June 14, 2023, the Merger Agreement was amended to add the defined term “Closing Acquiror Share Price” and amend and restate the definition of “Merger Consideration.” The term “Closing Acquiror Share Price” means the last reported sale price per share of Akerna Common Stock on Nasdaq on the second business day prior to the closing date of the Merger and the term “Merger Consideration” means the greater of (a) a number of shares of Akerna Common Stock equal to (i) the quotient obtained by dividing (A) Akerna’s fully diluted share number, as defined in the Merger Agreement, by (B) 0.075, minus (ii) the Akerna’s fully diluted share number minus (iii) the adjusted warrant share reserve number, as defined in the Merger Agreement, and (b) a number of shares of Akerna’s Common Stock equal to the quotient obtained by dividing (i) $115,625,000 by (ii) the Closing Acquiror Share Price. The amendment effectively sets a floor of $115.6 million for the value attributable to Gryphon in the determination of post-Merger ownership.

Concurrent with the signing and in support of the Sale Transaction and the Merger, we and each of the holders of the 2021 Senior Secured Convertible Notes (the “Senior Convertible Notes”) entered into exchange agreements (the “Exchange Agreements”) whereby the holders would ultimately convert the principal amounts of each of their note holdings to a level that would represent 19.9 percent of the outstanding shares of our common stock, $0.0001 par value (“Common Stock”) prior to the closing of the Sale Transaction and the Merger. Immediately prior to the stockholder vote required for the closing of those transaction, the remaining Senior Convertible Notes outstanding would be converted into a special class of exchangeable preferred stock to facilitate the required stockholder vote and then be converted into shares of our Common Stock subject to the Merger. For a limited period, the conversion price of the Senior Convertible Notes was lowered to $1.20 per share from $4.75 per share. In accordance with the Exchange Agreements and upon the occurrence of an any additional capital raising transaction, the conversion price would be adjusted accordingly. In connection with an equity offering in June 2023 (see Note 9), the conversion price was further reduced to $0.50 per share. We anticipate scheduling a meeting of stockholders during the third quarter of 2023 to approve the Merger and the Sale Transaction and we expect these transactions to close shortly thereafter.

Restructuring

In May 2022, we implemented a corporate restructuring initiative (the “Restructuring”) that resulted in a charge of $0.5 million associated with a reduction of our workforce by 59 employees, or approximately 33 percent of our headcount at that time. The charge associated with the Restructuring, all of which was settled in cash during the second quarter of 2022, was comprised primarily of severance benefits and related costs and was fully attributable to our continuing operations. Of the total amount incurred, $0.3 million was included in Sales and marketing costs, approximately $0.2 million was included in Product development costs and less than $0.1 million was included in each of Cost of revenue and General and administrative expenses in our condensed consolidated statements of operations, respectively.

Financial Reporting and Classification

As a result of the corporate actions described above, 365 Cannabis and LCA (together, the “Discontinued Group”) met the criteria to be considered “held for sale” as that term is defined in accounting principles generally accepted in the United States (“GAAP”). Accordingly. the assets and liabilities of these entities are classified and reflected on our condensed consolidated balance sheets as “held for sale” as of December 31, 2022 and their results of operations and the effect of their sales have been classified as “discontinued operations” in the condensed consolidated statements of operations for the three and six months ended June 30, 2023 and 2022, respectively. Certain financial disclosures including major components of the assets and liabilities and results of operations of the Discontinued Group are provided in Note 12. Our core SMB and governmental business unit (MJF and Ample), the businesses for which we have committed to terminate operations (Viridian, Solo and Trellis) and our publicly-held parent holding company (Akerna Corp.) comprise our continuing operations. Collectively, these entities are presented as continuing operations for all periods presented herein and until such time that stockholder approval is received for the Sale Transaction and the Merger.

Note 1 — Description of Business

Akerna Corp., herein referred to as we, us, our, the Company or Akerna was formed upon completion of the mergers between MTech Acquisition Corp. (“MTech”) and MJ Freeway, LLC (“MJF”) on June 17, 2019 as contemplated by the Merger Agreement dated October 10, 2018, as amended (the “Mergers”). Akerna provides software as a service (“SaaS”) solutions within the cannabis industry that enable regulatory compliance and inventory management through our wholly-owned subsidiaries MJF, Trellis Solutions, Inc., or Trellis, Ample Organics, Inc., or Ample, solo sciences, inc., or Solo, Viridian Sciences, Inc., or Viridian, and The NAV People, Inc. d.b.a. 365 Cannabis, or 365 Cannabis. Our proprietary suite of solutions are adaptable for industries in which interfacing with government regulatory agencies for compliance purposes is required, or where the tracking of organic materials from seed or plant to end products is desired. We also develop products intended to assist states in monitoring licensed businesses’ compliance with state regulations and to help state-licensed businesses operate in compliance with such law. We provide our commercial software platforms, MJ Platform®, Trellis®, Ample, Viridian and 365 Cannabis to state-licensed businesses, and our regulatory software platform, Leaf Data Systems®, to state government regulatory agencies. Our Viridian and 365 Cannabis solutions are considered enterprise offerings (“Enterprise”) and all other solutions are considered non-enterprise offerings (“Non-Enterprise”) that meet the needs of our small and medium business (“SMB”) and government regulatory agency customers.

We consult with clients on a wide range of areas to help them successfully maintain compliance with state laws and regulations. We provide project-focused consulting services to clients who are initiating or expanding their cannabis business operations or are interested in data consulting engagements with respect to the legal cannabis industry. Our advisory engagements include service offerings focused on compliance requirement assessments, readiness and best practices, compliance monitoring systems, application processes, inspection readiness, and business plan and compliance reviews. We typically provide our consulting services to clients in emerging markets that are seeking consultation on newly introduced licensing regimes and assistance with the regulatory compliant build-out of operations.

Strategic Shift in Business Strategy

As previously disclosed, we have been engaged in considering strategic partnerships and evaluating potential strategic transactions in a comprehensive effort to address our financial challenges and our ability to continue as a going concern. During the fourth quarter of 2022, we committed to a number of significant actions described below that collectively represent a strategic shift in our business strategy for 2023 and beyond.

Exiting the Enterprise Software Business

The development of our Enterprise software business, which began with the acquisitions of Viridian and 365 Cannabis in 2021, did not achieve a sustainable scale in a timely manner consistent with our original plans. Accordingly, we committed to an effort to market this business unit during the fourth quarter of 2022. Ultimately, we secured a buyer for 365 Cannabis and were engaged in exclusive negotiations through December 31, 2022 and into January 2023. On January 11, 2023, we completed the sale of 365 Cannabis to 365 Holdco LLC (the “Buyers”) pursuant to a stock purchase agreement (the “365 SPA”) for (i) cash in the amount of $0.5 million and the (ii) the termination and release of our obligation to the Buyers for contingent consideration in connection with our original acquisition of 365 Cannabis from the Buyers in 2021 (the “Earn-out Obligation”), subject to customary post-closing adjustments, if any. Any post-closing adjustments are generally limited to certain adjustments in accounts payable and indemnification obligations in accordance with the 365 SPA. Upon completion of the sale, $0.4 million of the total cash proceeds was placed into certain restricted accounts (the “Restricted Accounts”) held as security for our 2021 Senior Secured Convertible Notes (the “Senior Convertible Notes”) while $0.1 million was subject to a hold-back (the “365 Holdback”) by the Buyers to be released to us and also placed into the Restricted Accounts after all post-closing adjustments, if any, are resolved. In accordance with the 365 SPA, we and the Buyers agreed that the value of the Earn-out Obligation was $2.3 million, a reduction of $4.0 million from the original estimate, for purposes of the sale of 365 Cannabis and is reflected on our consolidated balance sheets as Contingent consideration payable.

While we explored similar sale options for Viridian, we were unable to commit to any definitive transaction. Accordingly, we informed Viridian’s customers that we do not plan to continue software and support services beyond the date of existing contracts, all of which expire during the first quarter of 2023. With the sale of 365 Cannabis and our commitment to wind down the operations of Viridian, we have effectively exited the Enterprise software business. Accordingly, we have suspended efforts to seek any new revenue generating opportunities and will only service the existing customers of Viridian in connection with our contractual commitments.

Disposal of Non-Core SMB Software Products and Brands

In addition to the our exit from the Enterprise software business, we initiated efforts in the fourth quarter of 2022 to explore a sales process for the non-core components and brands of our SMB/Non-Enterprise business unit, including Trellis, a cultivation and compliance software platform, Solo, a seed-to-sale tagging and tracking software platform, Last Call Analytics (“LCA”), a retail analytics platform and wholly-owned subsidiary of Ample, and our equity investment in Zol Solutions, Inc. (“ZolTrain”). On January 31, 2023, we completed the sale of LCA, for cash in the amount of $0.1 million, subject to post-closing adjustments, if any. In December 2022, we sold our investment in ZolTrain for a nominal amount (see Note 7). While we pursued sale opportunities for Trellis and Solo, we were ultimately unable to commit to any definitive transactions. Accordingly, we have communicated with the remaining customers of those businesses that we will discontinue software service and support upon the expiration of existing contracts during the first half of 2023. Similar to Viridian, as discussed above, we have suspended efforts to seek any new revenue generating opportunities and will only service the existing customers of Solo and Trellis in connection with our contractual commitments.

Exit Strategy

With the completion of the sales of 365 Cannabis, LCA and ZolTrain and the commitment to effectively discontinue and wind down the operations and service associated with Viridian, Solo and Trellis, our remaining core SMB and governmental business unit is comprised of MJF and Ample. Concurrent with the actions described above, we entered into letters of intent with two unrelated parties in the fourth quarter of 2022 to (i) explore the sale of our remaining core SMB and governmental business unit and (ii) realize the potential value of our publicly-held holding company through a merger or similar transaction. Collectively, pursuit of these transactions reflects our intention to fully exit the SaaS industry.

On January 27, 2023, we and our wholly-owned subsidiary Akerna Ample Exchange Inc. (“Akerna Exchange”) entered into a securities purchase agreement (the “MJF-Ample SPA”) with POSaBIT Systems Corporation (“POSaBIT”) to sell MJF and Ample to POSaBIT for a purchase price of $4.0 million in cash (the “Sale Transaction”). The purchase price is subject to certain adjustments primarily attributable to variances from target working capital, as defined in the MJF-Ample SPA, among others. The MJF-Ample SPA contains customary representations, warranties and covenants applicable to us and POSaBIT including covenants relating to the conduct of the business of MJF and Ample through closing of the Sale Transaction and obtaining the approval of our stockholders. Further, the closing of the Sale Transaction is conditioned on the simultaneous closing of the merger transaction, as described below. The closing of the Sale Transaction is also subject to customary closing conditions including certain matters with respect to employee retention and contractual matters associated with MJF’s and Ample’s existing customers, among others. The MJF-Ample SPA includes certain restrictions with respect to competing or alternative transactions through the period until the Sale Transaction closes. In the event that a superior offer (“Superior Offer”) is received, we must provide POSaBIT with a five business day notice period in which to make a counter-proposal before we may make an announcement of the change in recommendation to consider a potential counter-proposal to the Superior Offer. We and POSaBIT may terminate the MJF-Ample SPA upon mutual consent and either party may terminate the MJF-Ample SPA unilaterally under certain conditions. In the event either party terminates the MJF-Ample SPA pursuant to certain conditions, we will be required to pay POSaBIT a termination fee of $140,000 and reimburse POSaBIT for reasonable fees and expenses up to $60,000.

On January 27, 2023, we entered into an agreement and plan of merger (the “Merger Agreement”) with Gryphon Digital Mining, Inc. (“Gryphon”) and Akerna Merger Co. (“Akerna Merger”). Upon the terms and subject to the satisfaction of the conditions provided in the Merger Agreement, including the approval of the transaction by Akerna’s and Gryphon’s stockholders, Akerna Merger will be merged with and into Gryphon (the “Merger”), with Gryphon surviving the Merger as a wholly-owned subsidiary of Akerna. Following the closing of the Merger, the former Gryphon and Akerna stockholders immediately before the Merger are expected to own approximately 92.5 percent and 7.5 percent, respectively, of the outstanding capital stock on a fully diluted basis. Upon completion of the Merger, Akerna will change its name to Gryphon Digital Mining, Inc. The closing of the Merger is subject to customary closing conditions including the required approval of the stockholders of Akerna and Gryphon, the approval of the Nasdaq Capital Market (the “Nasdaq Market”) of the continued listing of Gryphon after the closing of the Merger and the simultaneous closing of the Sale Transaction, among others. We and Gryphon may terminate the Merger upon mutual consent and either party may terminate the Merger unilaterally under certain conditions. In the event either party terminates the Merger pursuant to certain conditions, we will be required to pay Gryphon a termination fee of $275,000 less any reimbursed expenses. The Merger is expected to be treated by Akerna as a reverse merger, or a change of control, whereby the stockholders of Gryphon will have majority ownership and control of Akerna after the transaction is complete.

Concurrent with the signing and in support of the Sale Transaction and the Merger, we and each of the holders of the Senior Convertible Notes entered into exchange agreements (the “Exchange Agreements”) whereby the holders would ultimately convert the principal amounts of each of their note holdings to a level that would represent 19.9 percent of the outstanding shares of our common stock, $0.0001 par value (“Common Stock”) prior to the closing of the Sale Transaction and the Merger. Immediately prior to the stockholder vote required for the closing of those transaction, the remaining Senior Convertible Notes outstanding would be converted into a special class of exchangeable preferred stock to facilitate the required stockholder vote and then be converted into shares of our Common Stock subject to the Merger. For a limited period, the conversion price of the Senior Convertible Notes was lowered to $1.20 per share from $4.75 per share. We anticipate scheduling a meeting of stockholders during the second quarter of 2023 to approve the Sale Transaction and the Merger and we expect these transactions to close shortly thereafter.

Financial Reporting and Classification

As a result of the corporate actions described above, 365 Cannabis and LCA (together, the “Discontinued Group”) met the criteria to be considered “held for sale” as that term is defined in accounting principles generally accepted in the United States (“GAAP”). Accordingly. the assets and liabilities of these entities are classified and reflected on our consolidated balance sheets as “held for sale” as of December 31, 2022 and 2021, respectively, and their results of operations are classified as “discontinued operations” in the consolidated statements of operations for the years ended December 31, 2022 and 2021, respectively. Certain financial disclosures including major components of the assets and liabilities and results of operations of the Discontinued Group are provided in Note 17. Our core SMB and governmental business unit (MJF and Ample), the businesses for which we have committed to terminate operations (Viridian, Solo and Trellis) and our publicly-held parent holding company (Akerna Corp.) comprise our continuing operations. Collectively, these entities are presented as continuing operations for all periods presented herein and until such time that stockholder approval is received for the Sale Transaction and the Merger.